Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Raw Materials and Consumables Used

25.	RAW MATERIALS AND CONSUMABLES USED

The detail of raw materials and consumables presented in profit or loss for the years ended December 31, 2017, 2016 and 2015 is as follows:

	For the years ended
Raw Materials and Consumables	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Energy purchases	(346,954,692)	(335,731,822)	(320,731,795)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,996)
Transportation costs	(152,869,838)	(192,502,995)	(179,691,471)
Other raw materials and consumables	(123,414,114)	(71,676,459)	(52,964,961)
Total raw materials and consumables	(903,978,006)	(895,060,114)	(880,891,223)